Subsequent events (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets acquired	R$ 49,703,700	R$ 49,537,535
Cash and cash equivalents	2,678,457	3,472,845	R$ 3,222,768
Recoverable taxes	355,065	151,912
Other receivables	2,278,293	2,266,805
Property, plant and equipment	10,069,468	10,142,591
Intangible assets	10,277,727	9,215,560
Suppliers	125,448	R$ 125,249
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Assets acquired	301,102
Cash and cash equivalents
Trade accounts receivable
Other receivables
Property, plant and equipment
Liabilities assumed	102,375
Suppliers
Loans and financing
Other accounts payable
Net assets acquired	198,727
Aventura Wind Complex [Member] | Book Value [Member]
IfrsStatementLineItems [Line Items]
Assets acquired	518,158
Cash and cash equivalents	51,789
Trade accounts receivable	7,150
Recoverable taxes	3,823
Other receivables	2,917
Property, plant and equipment	452,475
Intangible assets	4
Liabilities assumed	330,102
Suppliers	6,950
Loans and financing	317,928
Tax obligations	2,879
Other accounts payable	2,345
Contingent Liabilities
Deferred income tax and social contribution
Net assets acquired	188,056
Aventura Wind Complex [Member] | Fair Value Adjustment [Member]
IfrsStatementLineItems [Line Items]
Assets acquired	255,675
Cash and cash equivalents
Trade accounts receivable
Recoverable taxes
Other receivables
Property, plant and equipment
Intangible assets	255,675
Liabilities assumed	93,002
Suppliers
Loans and financing
Tax obligations
Other accounts payable
Contingent Liabilities	9,891
Deferred income tax and social contribution	83,111
Net assets acquired	162,673
Aventura Wind Complex [Member] | Fair Value [Member]
IfrsStatementLineItems [Line Items]
Assets acquired	773,833
Cash and cash equivalents	51,789
Trade accounts receivable	7,150
Recoverable taxes	3,823
Other receivables	2,917
Property, plant and equipment	452,475
Intangible assets	255,679
Liabilities assumed	423,104
Suppliers	6,950
Loans and financing	317,928
Tax obligations	2,879
Other accounts payable	2,345
Contingent Liabilities	9,891
Deferred income tax and social contribution	83,111
Net assets acquired	R$ 350,729